FINANCIAL EXPENSES AND FINANCIAL INCOME - Schedule of Financial Expenses, Net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net financial (expenses)/income [Abstract]
Foreign exchange gains	€ 91,019	€ 78,674	€ 37,860
Interest income	25,813	4,150	1,579
Other financial income	15,487	1,034	3,560
Financial income	132,319	83,858	42,999
Foreign exchange losses	111,216	104,597	49,267
Interest expenses	29,258	25,489	23,669
Other financial expenses	6,860	3,388	3,320
Financial expenses	147,334	133,474	76,256
Financial expenses, net	€ 15,015	€ 49,616	€ 33,257